SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

NEUSTAR, INC.

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

	As of December 31,
	2010	2011	2012
	(in thousands)
Allowance for Doubtful Accounts
Beginning Balance	$1,425	$1,435	$1,942
Additions	2,600	2,596	4,086
Reductions(1)	(2,590)	(2,089)	(3,867)

Ending Balance	$1,435	$1,942	$2,161

Deferred Tax Asset Valuation Allowance
Beginning Balance	$2,610	$2,340	$45,971
Additions (2)	266	44,002	52
Reductions (3)	(536)	(371)	(42,058)

Ending Balance	$2,340	$45,971	$3,965

(1)	Includes the reinstatement and subsequent collections of account receivable that were previously written-off.
(2)	Includes $43.2 million related to net operating loss carryforwards related to the United Kingdom (U.K). As of December 31, 2011, certain losses generated by NGM Services are no longer prevented from use in another jurisdiction under U.S. tax law and are recorded as U.K. net operating loss carryforwards. Upon recognition of the deferred tax asset associated with its U.K. net operating loss carryforwards, the Company recorded a full valuation allowance against the asset. See Note 13 of our Consolidated Financial Statements in Item 8 of Part II of this report.
(3)	During 2012, the Company completed its evaluation of limitations that apply to its U.K. net operating losses as a result of the sale of certain assets and liabilities of NGM Services and its subsidiaries. As of December 31, 2012, the Company had $5.5 million of net operating losses that are ultimately available for carryforward indefinitely under U.K. tax law. The Company reduced the deferred tax asset and valuation allowance associated with the U.K. net operating loss carryforwards accordingly.